Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee related payables	$ 2,632,334	$ 763,181
Accrued expenses	1,323,842	1,686,609
VAT, duty and tax liability	188,766	11,515
Other	347,848	179,079
Total	$ 4,492,790	$ 2,640,384